PENSION BENEFITS (Tables)	12 Months Ended
Dec. 31, 2021
Compensation And Retirement Disclosure [Abstract]
Benefit Obligations, Fair Value of Plan Assets, and Funded Status

The following table sets forth the plan’s benefit obligations, fair value of plan assets, and funded status at December 31, 2020 and 2021:

	December 31
(in US$ thousands)	2020	2021
Benefit Obligation	$385	$390
Fair value of plan assets	452	473
	$(67)	$(83)
Amounts recognized in the balance sheet consist of:
Noncurrent liabilities (assets)	$(67)	$(83)
Accumulated other comprehensive income	—	—
Net amount recognized	$(67)	$(83)
Amounts recognized in accumulated comprehensive income (loss) consist of:
Unrecognized net gain (loss)	$(94)	$(80)

Pension Cost

For the years ended December 31, 2019, 2020 and 2021, the net period pension cost consisted of the following:

	December 31
(in US$ thousands)	2019	2020	2021
Service cost	$—	$—	$—
Interest cost	4	4	3
Expected return on plan assets	(5)	(5)	(3)
Amortization of net loss	3	2	3
Curtailment gain	—	—	—
	$2	$1	$3

Weighted Average Assumptions Used to Determine Benefit Obligations	Weighted average assumptions used to determine benefit obligations for 2020 and 2021 were as follows:
	December 31
	2020	2021
Discount rate	0.750%	0.750%
Rate of compensation increase	2.00%	2.00%

Schedule of Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost

Weighted average assumptions used to determine net periodic benefit cost for end of fiscal year were as follows:

	2020	2021
Discount rate	1.125%	0.750%
Rate of return on plan assets	1.125%	0.750%
Rate of compensation increase	2.00%	2.00%